22. Leasing transactions	12 Months Ended
Dec. 31, 2018
Leasing Transactions
Leasing transactions

22.1.Operating lease

(i)   Future minimum lease payments on non-cancellable operating leases

Lease agreements are cancelable over their term. In case of termination, minimum payments will be due as a termination fee, which can usually vary from 1 to 12 months of monthly rents as a penalty, as demonstrated in the table below:

	2018	2017
Minimum lease payments:
Minimum lease payments on termination date	411	392

Total	411	392

(ii)   Contingent lease payments

Contingent lease payment are additional lease payments which vary between 0.1% and 4.5% of sales.

	2018	2017
Expenses (income) for the year
Non contingent payments and Contingent payments	982	937
Sublease rentals (*)	(191)	(174)

(*) Refer mainly to lease agreements receivable from commercial shopping malls.

22.2.Finance lease

Finance lease agreements amounted to R$152 as of December 31, 2018 (R$195 as of December 31, 2017), as shown in the table below:

	2018	2017
Financial lease liability – minimum lease payments:
Up to 1 year	35	51
1 - 5 years	92	117
Over 5 years	25	27
Present value of finance lease agreements	152	195

Future financing charges	172	185
Gross amount of finance lease agreements	324	380